RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2012 to
PROSPECTUS DATED MAY 1, 2011
As supplemented August 1, 2011, November 1, 2011
and December 20, 2011
MULTI-STYLE EQUITY FUND “SELECT HOLDINGS” STRATEGY: RIMCo is no longer employing a “select holdings” strategy for the Multi-Style Equity Fund. Accordingly, any reference to this strategy in the sections entitled “Risk/Return Summary” and “Investment Objective and Investment Strategies” for the Multi-Style Equity Fund and in the sections entitled “Management of the Funds” and “Risks” is deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 13, 2012
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000824036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 13, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	rif824036_SupplementTextBlock
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2012 to
PROSPECTUS DATED MAY 1, 2011
As supplemented August 1, 2011, November 1, 2011
and December 20, 2011
MULTI-STYLE EQUITY FUND “SELECT HOLDINGS” STRATEGY: RIMCo is no longer employing a “select holdings” strategy for the Multi-Style Equity Fund. Accordingly, any reference to this strategy in the sections entitled “Risk/Return Summary” and “Investment Objective and Investment Strategies” for the Multi-Style Equity Fund and in the sections entitled “Management of the Funds” and “Risks” is deleted.

Multi-Style Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rif824036_SupplementTextBlock
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2012 to
PROSPECTUS DATED MAY 1, 2011
As supplemented August 1, 2011, November 1, 2011
and December 20, 2011
MULTI-STYLE EQUITY FUND “SELECT HOLDINGS” STRATEGY: RIMCo is no longer employing a “select holdings” strategy for the Multi-Style Equity Fund. Accordingly, any reference to this strategy in the sections entitled “Risk/Return Summary” and “Investment Objective and Investment Strategies” for the Multi-Style Equity Fund and in the sections entitled “Management of the Funds” and “Risks” is deleted.